Interest-Bearing Loans and Borrowings	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Borrowings [Abstract]
Interest-Bearing Loans and Borrowings

26. INTEREST-BEARING LOANS AND BORROWINGS

	Effective interest rate	Maturity	December 31, 2021
	%		US$’000
Non-current
Loans from a collaborator	3.03	No specific maturity date	120,462

Pursuant to the license and collaboration agreement entered into with a collaborator, the Company is entitled to receive funding advances from the collaborator when certain operational conditions are met. As a result, the

Company took an initial funding advance with principal amounting to US$17.3 million on June 18, 2021, a second funding advance with principal amounting to US$53.1 million on September 17, 2021, and a third funding advance with principal amounting to US$49.3 million on December 17, 2021, by reducing the same amount of other payables due to the collaborator, respectively (collectively, the “Funding Advances”).

These Funding Advances are accounted for as interest-bearing borrowings funded by the collaborator, constituted by a principal amounting to US$119.7 million and applicable interests accrued amounting to US$0.8 million upon such principal. The respective interest rate of each borrowing is based on the average annual London Interbank Offered Rate (LIBOR) for U.S. Dollars as reported in the Wall Street Journal on the due date of the quarterly invoice or the next business date should the due date fall on a weekend or holiday, plus 250 basis points, calculated on the number of days from the date on which the Company applied such borrowings. For each of the three batches of funding advances, interest started to accrue from June 18, 2021, September 17, 2021 and December 17, 2021, respectively.

Pursuant to the terms of the license and collaboration agreement, the collaborator may recoup the aggregate amount of Funding Advances together with interest thereon from Company’s share of pre-tax profits from the first profitable year of the collaboration program. The Company’s management estimated the loan will not be recouped by the collaborator within one year, nor does the Company expect to repay the funding advances within one year, and thus the loan was classified as a long-term liability.